Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 84,038	¥ 64,170
Derivative liabilities Fair value	74,391	56,038
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	2,629	5,575
Derivative assets Fair value	1	38
Derivative liabilities Fair value	33	57
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	1,662	2,205
Derivative assets Fair value	6	38
Derivative liabilities Fair value	¥ 42	¥ 11